Goodwill (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Goodwill (Details) [Line Items]
Impairment amount	$ 10,309,745
Shennong [Member]
Goodwill (Details) [Line Items]
Impairment amount	5,844,804
Hekangyuan [Member]
Goodwill (Details) [Line Items]
Impairment amount	$ 4,464,941